Taxes - Deferred income tax in financial statements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		$ (13,575)	$ (10,657)		$ (16,010)	$ (9,720)
Deferred income tax related to consolidated statement of income	$ (4,071)	(1,583)	(296)
Deferred tax income net recorded in share of the profit of equity accounted investees	200	407	(15)
Total deferred tax income expense	$ (3,871)	(1,176)	(311)
Deferred tax asset		(20,521)		$ (1,108)	(22,043)
Deferred tax liability		6,946		$ 303	6,033
Deferred tax recovery period	10 years
Allowance for doubtful accounts [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(437)			(501)
Deferred income tax related to consolidated statement of income	$ (25)	(43)	93
Inventory [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		76			(757)
Deferred income tax related to consolidated statement of income	60	(6)	(27)
Other Current Assets [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		256			122
Deferred income tax related to consolidated statement of income	(163)	182	(31)
Property, plant and equipment [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(4,068)			(4,999)
Deferred income tax related to consolidated statement of income	(708)	(320)	(851)
Investments in equity accounted investees [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(5,482)			(9,321)
Deferred income tax related to consolidated statement of income	(15)	7	40
Other assets [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		137			(681)
Deferred income tax related to consolidated statement of income	(729)	59	(82)
Finite useful lived intangible assets [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(111)			(181)
Deferred income tax related to consolidated statement of income	129	(345)	627
Indefinite lived intangible assets [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		10,788			9,316
Deferred income tax related to consolidated statement of income	(261)	1,220	758
Post-employment and other long-term employee benefits [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(1,067)			(1,124)
Deferred income tax related to consolidated statement of income	(37)	(2)	(148)
Derivative Financial Instruments [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(9)			(121)
Deferred income tax related to consolidated statement of income	(114)	(31)	(63)
Provisions [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(1,216)			1,135
Deferred income tax related to consolidated statement of income	142	1,359	1,122
Temporary non-deductible provision [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(3,183)			(4,907)
Deferred income tax related to consolidated statement of income	(1,893)	(1,797)	(293)
Employee profit sharing payable [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(430)			(371)
Deferred income tax related to consolidated statement of income	64	8	(27)
Tax loss carry forwards [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(10,309)			(8,422)
Deferred income tax related to consolidated statement of income	1,994	(1,201)	(927)
Tax credits to recover [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(1,855)			(2,595)
Deferred income tax related to consolidated statement of income	(1,629)	(122)	(109)
Other comprehensive income [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(596)			33
Deferred income tax related to consolidated statement of income	86	29	(54)
Exchange differences on translation of foreign operations in OCI [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		3,959			7,697
Other Liabilities [Member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		533			717
Deferred income tax related to consolidated statement of income	(440)	(3)	$ (324)
Right of use assets from leases [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(561)			$ (1,049)
Deferred income tax related to consolidated statement of income	$ (532)	$ (577)